Document and Entity Information	Apr. 02, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	1-36691
Entity Registrant Name	Booking Holdings Inc.
Entity Central Index Key	0001075531
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1528493
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	203
Local Phone Number	299-8000
Title of 12(b) Security	Common Stock par value $0.008 per share
Trading Symbol	BKNG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
4.000% Senior Notes Due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.000% Senior Notes Due 2026
Trading Symbol	BKNG26
Security Exchange Name	NASDAQ
1.800% Senior Notes Due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.800% Senior Notes Due 2027
Trading Symbol	BKNG27
Security Exchange Name	NASDAQ
0.500% Senior Notes Due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Senior Notes Due 2028
Trading Symbol	BKNG28
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2028
Trading Symbol	BKNG28A
Security Exchange Name	NASDAQ
4.250% Senior Notes Due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.250% Senior Notes Due 2029
Trading Symbol	BKNG29
Security Exchange Name	NASDAQ
3.500% Senior Notes Due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.500% Senior Notes Due 2029
Trading Symbol	BKNG29A
Security Exchange Name	NASDAQ
3.000% Senior Notes Due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.000% Senior Notes Due 2030
Trading Symbol	BKNG30
Security Exchange Name	NASDAQ
3.125% Senior Notes Due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.125% Senior Notes Due 2031
Trading Symbol	BKNG31A
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.500% Senior Notes Due 2031
Trading Symbol	BKNG31
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2032
Trading Symbol	BKNG32
Security Exchange Name	NASDAQ
3.250% Senior Notes Due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.250% Senior Notes Due 2032
Trading Symbol	BKNG32A
Security Exchange Name	NASDAQ
4.125% Senior Notes Due 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.125% Senior Notes Due 2033
Trading Symbol	BKNG33
Security Exchange Name	NASDAQ
4.750% Senior Notes Due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.750% Senior Notes Due 2034
Trading Symbol	BKNG34
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2035 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2035
Trading Symbol	BKNG35
Security Exchange Name	NASDAQ
3.750% Senior Notes Due 2036 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.750% Senior Notes Due 2036
Trading Symbol	BKNG36
Security Exchange Name	NASDAQ
3.750% Senior Notes Due 2037 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.750% Senior Notes Due 2037
Trading Symbol	BKNG37
Security Exchange Name	NASDAQ
4.125% Senior Notes Due 2038 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.125% Senior Notes Due 2038
Trading Symbol	BKNG38
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2044 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.000% Senior Notes Due 2044
Trading Symbol	BKNG44
Security Exchange Name	NASDAQ
3.875% Senior Notes Due 2045 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.875% Senior Notes Due 2045
Trading Symbol	BKNG45
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2046 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.500% Senior Notes Due 2046
Trading Symbol	BKNG46
Security Exchange Name	NASDAQ